Property and Equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2015	Dec. 30, 2014
Schedule of Property and Equipment

Property and equipment consists of the following (amounts in thousands):

	December 30, 2014	September 29, 2015
Leasehold improvements	$44,779	$51,786
Equipment	22,125	25,660
Furniture and fixtures	14,945	16,609
Buildings under deemed landlord financing	2,548	2,548
Smallwares	831	967
Vehicles	686	926
Construction in progress	3,469	8,259

	89,383	106,755
Less: Accumulated depreciation and amortization	(23,715)	(31,641)

	$65,668	$75,114

Property and equipment consists of the following: (amounts in thousands):

	Fiscal Year Ended
	December 31, 2013	December 30, 2014
Leasehold improvements	$32,572	$44,779
Equipment	15,872	22,125
Furniture and fixtures	11,365	14,945
Buildings under deemed landlord financing	2,548	2,548
Smallwares	580	831
Vehicles	445	686
Construction in progress	2,220	3,469

	65,602	89,383
Less: Accumulated depreciation and amortization	(15,526)	(23,715)

	$50,076	$65,668